11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	September 30, 2024	September 30, 2023
Non-current assets
USA	$75,889	$784,997
Canada	6,816,183	6,178,063
	$6,892,072	$6,963,060